LEASES - Schedule of Components of Lease Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease Disclosure Abstract
Revenue from sales type leases	$ 67,154	$ 31,516	$ 45,411
Financing income on lease receivables	$ 5,399	$ 7,397	$ 12,019
Lease income - operating leases	Other (expenses) income, net	Other (expenses) income, net	Other (expenses) income, net
Lease income - operating leases	$ 738,041	$ 969,089	$ 911,140
Variable lease income	295,119	267,428	323,180
Revenue from maintenance services	30,787	74,587	106,745
Lease income	$ 1,136,500	$ 1,350,017	$ 1,398,495